DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
MORINGA ACQUISITION CORP [Member]
Description of Organization and Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS:

a.	Organization and General

Moringa Acquisition Corp (hereafter – the Company) is a blank check company, incorporated on September 24, 2020 as a Cayman Islands exempted company, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination (hereafter – the Business Combination). The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

The Company has selected December 31 as its fiscal year end.

b.	Sponsor and Financing

The Company’s sponsor is Moringa Sponsor, L.P., a Cayman exempted limited partnership (which is referred to herein, together with its wholly-owned subsidiary, Moringa Sponsor (US) LP, a Delaware limited partnership, as the “Sponsor”).

Refer to Note 7(a) for information regarding the aggregate withdrawals of approximately $113 million, due to partial redemptions.

c.	The Trust Account

The proceeds held in the Trust Account are invested in money market funds registered under the Investment Company Act and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.00.

The Company complies with the provisions of ASU 2016-18, under which changes in Investments held in the Trust Account are accounted for as Changes in Cash, Cash Equivalents and Investments Held in a Trust Account in the Company’s Statements of Cash Flows.

Refer to Note 4(a) for information regarding proceeds received from the Sponsor under the Sixth and Eighth Promissory Notes, deposited into the Trust Account.

d.	Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering and the Private Placement are intended to be generally applied toward consummating an initial Business Combination. The initial Business Combination must occur with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding taxes payable on the income accrued in the Trust Account). There is no assurance that the Company will be able to successfully consummate an initial Business Combination.

The Company, after signing a definitive agreement for an Initial Business Combination, will provide its public shareholders the opportunity to redeem all or a portion of their shares upon the completion of the initial Business Combination, either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with an initial Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account, calculated as of two days prior to the general meeting or commencement of the Company’s tender offer, including interest but less taxes payable. As a result, the Company’s Public Class A ordinary shares are classified as temporary equity upon the completion of the Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

Pursuant to the Company’s amended and restated memorandum and articles of association, as amended, if the Company is unable to complete the initial Business Combination within 42 months from the Closing of the Public Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any Class B ordinary share (as described in Note 7) held by them if the Company fails to complete the initial Business Combination within 24 months of the Closing of the Public Offering or during any extended time that the Company has to consummate an initial Business Combination beyond 24 months as a result of a shareholder vote to amend its amended and restated memorandum and articles of association. However, if the Sponsor or any of the Company’s directors or officers acquire any Class A ordinary shares, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an initial Business Combination, the Company’s shareholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the ordinary shares. The Company’s shareholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the ordinary shares, except that the Company will provide its shareholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.

On February 9, 2023 the Company held an extraordinary general meeting in lieu of the 2022 annual general meeting of the Company (hereafter – the First Extension Meeting). At the First Extension Meeting, the Company’s shareholders approved the proposal to adopt, by way of special resolution, an amendment to the Amended and Restated Articles to extend the date by which the Company has to consummate a business combination from the 24 month anniversary of the Closing of the Public Offering – i.e., February 19, 2023 to August 19, 2023 (hereafter – the Extended Mandatory Liquidation Date) or such earlier date as may be determined by the Board in its sole discretion.

On August 18, 2023 the Company held an extraordinary general meeting in lieu of the 2023 annual general meeting of the Company (hereafter – the Second Extension Meeting). At the Second Extension Meeting, the Company’s shareholders approved, among other proposals, an amendment to the Amended and Restated Memorandum and Articles of Association to further extend the date by which the Company has to consummate a business combination from the Extended Mandatory Liquidation Date to August 19, 2024 (hereafter – the Second Extended Mandatory Liquidation Date) or such earlier date as may be determined by the Board in its sole discretion.

Refer to Note 7(a) for information regarding the partial redemptions of Class A ordinary shares subject to possible redemption, following the First and Second Extensions, and for information regarding the conversion of Class B ordinary shares into Class A ordinary shares, following the Second Extension Meeting.

e.	Substantial Doubt about the Company’s Ability to Continue as a Going Concern

As of June 30, 2024, the Company had approximately $18 thousand of cash and an accumulated deficit of $3,386 thousand. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standard Codification 205-40, “Going Concern”, the Company will need to obtain additional funds in order to satisfy its liquidity needs in its current endeavors to consummate the Proposed Silexion Merger, as detailed in Note 1(f), or a different Initial Business Combination, if the former does not occur.

Since its inception date and through the issuance date of these unaudited condensed consolidated financial statements, the Company’s liquidity needs were satisfied through an initial capital injection from the Sponsor, followed by net Private Placement proceeds, as well as several withdrawals of the Sponsor promissory notes. Management has determined that it will need to continue to rely and is significantly dependent on both outstanding and future promissory notes, or other forms of financial support (all of which the Sponsor is not obligated to provide). Moreover, following the Second Extension Meeting, the Company has until August 19, 2024 to consummate an Initial Business Combination. If a business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. There can be no assurance that the Company will be able to consummate any business combination ahead of the Second Extended Mandatory Liquidation Date, nor will it be able to raise sufficient funds to complete an Initial Business Combination. These matters raise substantial doubt about the Company’s ability to continue as a going concern, for the subsequent twelve months following the issuance date of these unaudited condensed consolidated financial statements.

In February 2024, the Company entered into a Business Combination Agreement with Silexion Therapeutics Ltd. (hereafter – Silexion), an Israeli company which is in its developmental stage, dedicated to the development of innovative treatments for pancreatic cancer. Refer to Note 1(f) for further information regarding the Proposed Silexion Merger.

No adjustments have been made to the carrying amounts of assets or liabilities should the company fail to obtain financial support in its pursuit to consummate an Initial Business Combination, nor if it is required to liquidate after the Second Extended Mandatory Liquidation Date.

f.	Proposed Business Combination

On February 21, 2024, the Company, together with its wholly-owned Israeli subsidiary April M.G. Ltd. – which was incorporated due to the original business combination structure, entered into a business combination agreement with Silexion (hereafter – the Proposed Silexion Merger).

The Proposed Silexion Merger is expected to close in the third quarter of 2024, subject to the satisfaction of customary closing conditions under the Business Combination Agreement, including the approval of the business combination by Silexion’s and the Company’s shareholders, as well as Nasdaq’s approval of the initial listing of the combined company’s securities.

The Proposed Silexion Merger have been unanimously approved by the boards of directors of the Company and Silexion.

On April 3, 2024, the Proposed Silexion Merger contemplated under the original Proposed Silexion Merger agreement was restructured pursuant to the Business Combination Agreement, by and among New Pubco (a newly formed Cayman Islands exempted company), its two newly-formed subsidiaries – Merger Sub 1 and Merger Sub 2 – the Company and Silexion.

As contemplated under the Business Combination Agreement, Merger Sub 2 will merge with and into the Company, with the Company continuing as the surviving company and a wholly-owned subsidiary of New Pubco, and Merger Sub 1 will merge with and into Silexion, with Silexion continuing as the surviving company and a wholly-owned subsidiary of New Pubco. The shareholders and other equity holders of each of the Company and Silexion will receive corresponding securities of New Pubco as consideration in the Prospective Business Combination at set ratios in exchange for their securities of Company and Silexion, respectively. New Pubco will serve as the public company upon completion of the Proposed Business Combination, with its ordinary shares and warrants listed for trading on Nasdaq.

The foregoing description of the Proposed Business Combination, as amended, does not purport to be complete. For further information and access to the full agreement and all other related agreements, refer to the Company’s Current Report on Form 8-K filed with the SEC on April 3, 2024.

In connection with the Proposed Silexion Merger, on May 9, 2024, New Pubco filed with the SEC a Registration Statement on Form S-4, and has subsequently filed amendments on June 24, 2024, July 7, 2024 and July 12, 2024, that include a document that will serve as both a prospectus for the securities to be issued by New Pubco in the Prospective Business Combination to security holders of the Company and Silexion, as well as a proxy statement of the Company for the Company’s extraordinary general meeting at which the Prospective Business Combination and the Business Combination Agreement (among other matters) was presented for approval (see note 9). The SEC staff declared the New Pubco Registration Statement effective on July 16, 2024.

g.	Impact of War in Israel

Israel’s current war against the terrorist organization Hamas continued to rage during the second quarter of 2024. The intensity and duration of the war has varied since it began on October 7, 2023. Up to the balance sheet date and subsequently, the war has not had a material effect on the Company. However, the war may cause wider macroeconomic deterioration in Israel, which may have a material adverse effect on the Company’s ability to effectively complete the Proposed Business Combination.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS:

a.	Organization and General

Moringa Acquisition Corp (hereafter — the Company) is a blank check company, incorporated on September 24, 2020 as a Cayman Islands exempted company, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination (hereafter — the Business Combination). The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

All activity for the year ended December 31, 2023 relates to the Company’s search for a target company, as well as attempts to consummate the Proposed Holisto Merger which was terminated on August 8, 2023 as detailed in Note 1(f).

In February 2024, the Company entered into a Business Combination Agreement with Silexion. Refer to Note 10(b) for further information regarding the Proposed Business Combination.

The Company has selected December 31 as its fiscal year end.

b.	Sponsor and Financing

The Company’s sponsor is Moringa Sponsor, L.P., a Cayman exempted limited partnership (which is referred to herein, together with its wholly-owned subsidiary, Moringa Sponsor (US) LP, a Delaware limited partnership, as the “Sponsor”).

The registration statement relating to the Company’s Public Offering was declared effective by the United States Securities and Exchange Commission (the “SEC”) on February 16, 2021. The initial stage of the Company’s Public Offering — the sale of 10,000,000 Units — closed on February 19, 2021 (hereafter — the Closing of the Public Offering). Upon that closing and the concurrent closing of the initial stage of the Private Placement (as defined below in Note 3). $100,000,000 was placed in a trust account (the “Trust Account”) (discussed in Note 1(c) below). On March 3, 2021 upon the full exercise by the underwriters of their over-allotment option for the Public Offering, the second stage of the Public Offering — the sale of 1,500,000 Units — closed. Upon that closing and the concurrent closing of the second stage of the Private Placement, an additional $15,000,000 was placed in the Trust Account. As part of the partial redemptions in conjunction with the First and Second Extensions, approximately $113 million have been withdrawn from the Investments held in Trust Account. The Company intends to finance its Initial Business Combination with the net proceeds from the Public Offering and the Private Placement.

c.	The Trust Account

The proceeds held in the Trust Account are invested in money market funds registered under the Investment Company Act and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.00.

The Company’s complies with the provisions of ASU 2016-18, under which changes in proceeds held in the Trust Account are accounted for as Changes in Cash, Cash Equivalents and Investments Held in a Trust Account in the Company’s Statements of Cash Flows.

Refer to Note 4(a) for information regarding proceeds loaned by the Sponsor under the Sixth and Eighth Promissory Notes, deposited into the Trust Account.

d.	Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering and the Private Placement are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding taxes payable on the income accrued in the Trust Account) as of the time of entry into the related definitive agreement for the Initial Business Combination. There is no assurance that the Company will be able to successfully consummate an Initial Business Combination.

The Company, after signing a definitive agreement for an Initial Business Combination, will provide its public shareholders the opportunity to redeem all or a portion of their shares upon the completion of the Initial Business Combination, either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account, calculated as of two days prior to the general meeting or commencement of the Company’s tender offer, including interest but less taxes payable. As a result, the Company’s Class A ordinary shares subject to possible redemption are classified as temporary equity upon the completion of the Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity”.

Pursuant to the Company’s amended and restated memorandum and articles of association, if the Company is unable to complete the Initial Business Combination within 24 months (as was subsequently extended, as described below) from the Closing of the Public Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any Class B ordinary share, including any Class A ordinary share issuable upon conversion of such Class B ordinary shares, and Class A ordinary share (as described in Note 7) held by them if the Company fails to complete the Initial Business Combination within 24 months (as was subsequently extended) of the Closing of the Public Offering or during any extended time that the Company has to consummate an Initial Business Combination beyond 24 months as a result of a shareholder vote to amend its amended and restated memorandum and articles of association. However, if the Sponsor or any of the Company’s directors or officers acquire any Class A ordinary shares subject to possible redemption, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company’s shareholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the ordinary shares. The Company’s shareholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the ordinary shares, except that the Company will provide its shareholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.

On February 9, 2023 the Company held an extraordinary general meeting in lieu of the 2022 annual general meeting of the Company (hereafter — the First Extension Meeting). At the First Extension Meeting, the Company’s shareholders approved the proposal to adopt, by way of special resolution, an amendment to the Amended and Restated Articles to extend the date by which the Company has to consummate a business combination from the 24 month anniversary of the Closing of the Public Offering — i.e., February 19, 2023 to August 19, 2023 (hereafter — the Extended Mandatory Liquidation Date) or such earlier date as may be determined by the Board in its sole discretion.

On August 18, 2023 the Company held an extraordinary general meeting in lieu of the 2023 annual general meeting of the Company (hereafter — the Second Extension Meeting). At the Second Extension Meeting, the Company’s shareholders approved, among other proposals, an amendment to the Amended and Restated Memorandum and Articles of Association to further extend the date by which the Company has to consummate a business combination from the Extended Mandatory Liquidation Date to August 19, 2024 (hereafter — the Second Extended Mandatory Liquidation Date) or such earlier date as may be determined by the Board in its sole discretion.

Refer to Note 4(a) for information regarding proceeds received by the Company from the Sponsor under the Sixth and Eighth Promissory Notes, which were deposited into the Trust Account.

Refer to Note 7(a) for information regarding the partial redemptions of Class A ordinary shares subject to possible redemption, following the First and Second Extension Meetings.

Refer to Note 5(b) for information regarding the conversion of Class B ordinary shares into Class A ordinary shares, following the Second Extension Meeting.

e.	Substantial Doubt about the Company’s Ability to Continue as a Going Concern

As of December 31, 2023 the Company had approximately $108 thousand of cash and an accumulated deficit of approximately $2,848 thousand. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standard Codification 205-40, “Going Concern”, the Company will need to obtain additional funds in order to satisfy its liquidity needs in its endeavors to consummate a business combination.

Since its inception date and through the issuance date of these financial statements, the Company’s liquidity needs were satisfied through an initial capital injection from the Sponsor, followed by net Private Placement proceeds, as well as several withdrawals of the Sponsor promissory notes. Management has determined that it will need to continue to rely and is significantly dependent on both outstanding and future promissory notes, or other forms of financial support (all of which the Sponsor is not obligated to provide). Moreover, following the Second Extension Meeting, the Company has until August 19, 2024 to consummate an Initial Business Combination. If a business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. There can be no assurance that the Company will be able to consummate any business combination ahead of the Second Extended Mandatory Liquidation Date, nor will it be able to raise sufficient funds to complete an Initial Business Combination. These matters raise substantial doubt about the Company’s ability to continue as a going concern, for the subsequent twelve months following the issuance date of these financial statements. In February 2024, the Company entered into a Business Combination Agreement with Silexion Therapeutics Ltd. (hereafter — Silexion). Refer to Note 10(b) for further information regarding the Proposed Business Combination.

No adjustments have been made to the carrying amounts of assets or liabilities should the company fail to obtain financial support in its pursuit to consummate an Initial Business Combination, nor if it is required to liquidate after the Second Extended Mandatory Liquidation Date.

f.	Proposed Business Combination

On June 9, 2022 the Company entered into a Business Combination Agreement for a proposed business combination (hereafter — the Proposed Holisto Merger) with Holisto Ltd., a company organized under the laws of the State of Israel (hereafter — Holisto) and Holisto MergerSub, Inc., a Cayman Islands exempted company and wholly-owned subsidiary of Holisto.

On August 7, 2023 Holisto notified the Company that it was terminating the Proposed Holisto Merger agreement. The termination became effective as of August 8, 2023. Upon termination of the Proposed Holisto Merger, all rights and obligations of each party to the agreement ceased, except for those obligations of the parties that are intended to survive such termination and which remain in effect in accordance with their respective terms. Neither the Company nor Holisto has any remaining substantive obligation to one another following the above-mentioned termination, as of date of these financial statements.

In February 2024, the Company entered into a Business Combination Agreement with Silexion. Refer to Note 10(b) for further information regarding the Proposed Business Combination.

g.	Impact of War in Israel

On October 7, 2023 Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in extensive deaths, injuries and kidnapping of civilians and soldiers. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks.

The intensity and duration of Israel’s current war against Hamas is difficult to predict, as are such war’s economic implications on the business and operations on any target company with which the Company may combine, and on Israel’s economy in general. These events may cause wider macroeconomic deterioration in Israel, which may have a material adverse effect on the Company’s ability to effectively complete an Initial Business Combination, or on the operations of an Israel-centered target company with which the Company may combine.

Refer to Note 10(b) for further information regarding the Proposed Business Combination.